Estimated fair value of financial instruments (Tables)	12 Months Ended
Mar. 31, 2024
Fair Value, by Balance Sheet Grouping

	As of
	March 31, 2023										March 31, 2024
			Estimated fair value									Estimated fair value
	Carrying value		Level 1		Level 2		Level 3		Total		Carrying value	Level 1	Level 2		Level 3		Total	Carrying value		Estimated fair value

									(In millions)
Financial Assets:
Cash and due from banks, and restricted cash	Rs.	1,387,395.2	Rs.	1,387,395.2	Rs.	—	Rs.	—	Rs.	1,387,395.2	2,086,031.4	2,086,031.4	Rs.	—	Rs.	—	2,086,031.4	US$	25,030.4	US$	25,030.4
Investments held for trading		135,831.1		184.1		135,647.0		—		135,831.1	461,245.3	290,951.1		148,296.2		21,998.0	461,245.3		5,534.5		5,534.5
Investments available for sale debt securities		4,878,844.0		507,504.1		4,222,904.3		148,435.6		4,878,844.0	8,295,487.1	548,944.7		7,608,007.7		138,534.7	8,295,487.1		99,537.9		99,537.9
Securities purchased under agreements to resell		455,275.4		—		455,275.4		—		455,275.4	34,178.3	—		34,178.3		—	34,178.3		410.1		410.1
Loans		17,052,927.9		—		4,138,188.7		13,027,096.1		17,165,284.8	26,335,700.9	—		4,988,245.6		21,425,726.3	26,413,971.9		316,003.1		316,942.3
Accrued interest receivable		186,091.2		—		186,091.2		—		186,091.2	249,644.5	—		249,592.0		52.5	249,644.5		2,995.5		2,995.5
Separate a ccount a ssets		—		—		—		—		—	955,416.3	808,309.4		147,106.9		—	955,416.3		11,464.1		11,464.1
Other assets		1,292,086.7		3,313.7		1,286,529.0		—		1,289,842.7	1,942,177.5	24,545.8		1,913,303.2		1,834.8	1,939,683.8		23,304.3		23,274.3
Financial Liabilities :
Interest-bearing deposits		16,097,459.3		—		16,102,822.0		—		16,102,822.0	20,688,406.2	—		20,775,875.4		—	20,775,875.4		248,241.0		249,290.6
Non-interest-bearing deposits		2,729,176.3		—		2,729,176.3		—		2,729,176.3	3,079,829.4	—		3,079,829.4		—	3,079,829.4		36,955.0		36,955.0
Securities sold under repurchase agreements		—		—		—		—		—	56,541.0	—		56,541.0		—	56,541.0		678.4		678.4
Short-term borrowings		1,089,897.5		—		1,088,380.5		—		1,088,380.5	1,313,737.1	—		1,314,424.4		—	1,314,424.4		15,763.6		15,771.8
Accrued interest payable		112,463.2		—		112,463.2		—		112,463.2	238,638.8	—		238,638.8		—	238,638.8		2,863.4		2,863.4
Long-term debt		2,054,436.4		—		2,045,541.9		—		2,045,541.9	6,648,772.0	—		6,639,457.7		—	6,639,457.7		79,778.9		79,667.1
Accrued expenses and other liabilities		567,643.6		—		567,643.6		—		567,643.6	690,851.5	—		688,513.7		2,337.8	690,851.5		8,289.6		8,289.6
Separate a ccount l iabilities		—		—		—		—		—	955,416.3	—		955,416.3		—	955,416.3		11,464.1		11,464.1
Liabilities on policies in force (*)		—		—		—		—		—	55,544.1	—		55,544.1		—	55,544.1		666.5		666.5

(*)	The liabilities on policies in force includes only the fair value of contracts that are classified as insurance contract